PROPERTY, PLANT & EQUIPMENT (Notes)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]	PROPERTY, PLANT, AND EQUIPMENT

	Estimated Useful Lives (Years)			December 31, 2020	December 31, 2019
In millions
Land and land improvements	1	-	25	$682	$663
Buildings	1	-	50	2,031	1,855
Machinery, equipment, and other	1	-	25	7,182	6,733
Construction in progress				1,228	1,371
Total property, plant and equipment				$11,123	$10,622
Total accumulated depreciation				$4,256	$3,522
Total property, plant and equipment - net				$6,867	$7,100

In millions	2020	2019	2018
Depreciation expense	$677	$701	$806